Consolidated Statements of Financial Position - CNY (¥) ¥ in Thousands	Jun. 30, 2023		Dec. 31, 2022
NONCURRENT ASSETS
Property and equipment, net	¥ 1,327		¥ 1,006
Intangible assets, net	5		6
Right-of-use assets, net			469
Note Receivable	58,744
Total noncurrent assets	60,076		1,481
CURRENT ASSETS
VAT receivables	463		142
Due from related party	242
Loan receivables	32,470
Other receivables and prepayments	27,759		19,180
Available-for-sale financial assets	7,651		8,523
Restricted cash			2,069
Cash and bank balances	3,140		3,936
Total current assets	71,725		33,850
Assets classified as held for sale			74,675
Total assets	131,801		110,006
CURRENT LIABILITIES
Trade payables	2,594		3,079
Accrued liabilities and other payables	856		799
Unearned revenue	391
Amounts owed to related parties	131		1,291
Note payable	9,268
Lease liabilities			328
Taxes payable	77		582
Total current liabilities	13,317		6,079
NET CURRENT ASSETS	58,408		27,771
NONCURRENT LIABILITIES
Lease liabilities			157
Note payable			8,775
Total noncurrent liabilities			8,932
Liabilities directly associated with assets classified as held for sale			88,530
Total liabilities	13,317		103,541
NET ASSETS	118,484		6,465
EQUITY
Share capital	3,532	[1]	1,288
Reserves	109,571		(241)
Noncontrolling interest	5,381		5,418
Total equity	¥ 118,484		¥ 6,465

[1]	The number of shares reflected the one-for-ten reverse split effective on September 18, 2023.